Vessels, Net - Additional Information (Details) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Dec. 31, 2020 vessel
Property, Plant and Equipment [Abstract]
Number of impaired vessels		0	0
Number of vessels provided as collateral	23	23
Vessels provided as collateral | $	$ 499,138	$ 499,138
Number of vessels sold and leased back	12
Carrying value of vessels sold and leased back | $	$ 305,346	$ 305,346